Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Investments
9.	INVESTMENTS

The following sets forth the Group's investments:

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments (a)	-	23,471
Equity investments without readily determinable fair values	-	11,391
	-	34,862

(a)	The equity method investments were made in two newly formed entities with limited operations in the year ended December 31, 2020.